Share-Based Compensation (Details) - Schedule of Non-vested Stock Options - Share-Based Payment Arrangement, Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Non-vested Stock Options [Line Items]
Non-vested Options Outstanding, Beginning Balance	506,522	507,664
Weighted-Average Grant Date Fair Value, Beginning Balance (in Dollars per share)	$ 1.67	$ 2.64
Non-vested Options Outstanding, Options Granted		717,250
Weighted-Average Grant Date Fair Value, Options Granted		1.5
Non-vested Options Outstanding, Options Forfeited/Cancelled		(331,200)
Weighted-Average Grant Date Fair Value, Options Forfeited/Cancelled (in Dollars per share)		$ 2.12
Non-vested Options Outstanding, Options Exercised		(9,870)
Weighted-Average Grant Date Fair Value, Options Exercised (in Dollars per share)		$ 5.42
Non-vested Options Outstanding, Options Vested		(377,322)
Weighted-Average Grant Date Fair Value, Options Vested (in Dollars per share)		$ 1.8
Non-vested Options Outstanding, Ending Balance		506,522
Weighted-Average Grant Date Fair Value, Ending Balance (in Dollars per share)		$ 1.67